Deferred income (Tables)	12 Months Ended
Jun. 30, 2022
Deferred Income
Schedule of deferred income from depositary bank

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Deferred income from depositary bank
Non-current portion	20,005	14,488
Current portion	6,060	6,295
	26,065	20,783